CTIVP® – American Century Diversified Bond Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency(a) 5.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aaset Trust(b)
Subordinated Series 2021-2A Class B
01/15/2047	3.538%		5,260,524	4,725,983
Aligned Data Centers Issuer LLC(b)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%		6,300,000	5,910,355
AMMC CLO XI Ltd.(b),(c)
Series 2012-11A Class BR2
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.117%		4,500,000	4,509,333
AMMC CLO XII Ltd.(b),(c)
Series 2013-12A Class BR
3-month Term SOFR + 1.762% Floor 1.500% 11/10/2030	6.864%		6,350,000	6,362,516
ARES Loan Funding III Ltd.(b),(c)
Series 2022-ALF3A Class A1R
3-month Term SOFR + 1.270% Floor 1.270% 07/25/2036	7.000%		5,000,000	5,005,715
Atrium IX(b),(c)
Series 209A Class BR2
3-month Term SOFR + 1.762% Floor 1.500% 05/28/2030	6.823%		3,050,000	3,050,952
Castlelake Aircraft Securitization Trust(b)
Series 2018-1 Class A
06/15/2043	4.125%		1,124,497	1,048,683
Castlelake Aircraft Structured Trust(b)
Series 2017-1R Class A
08/15/2041	2.741%		1,651,184	1,539,819
Cerberus Loan Funding XXXI LP(b),(c)
Series 2021-1A Class A
3-month Term SOFR + 1.762% Floor 1.500% 04/15/2032	7.063%		983,783	984,767
Cologix Canadian Issuer LP(b)
Series 2022-1CAN Class A2
01/25/2052	4.940%	CAD	4,600,000	3,270,195
CyrusOne Data Centers Issuer I LLC(b)
Series 2024-2A Class A2
05/20/2049	4.500%		4,300,000	4,184,433
DI Issuer LLC(b)
Series 2021-1A Class A2
09/15/2051	3.722%		12,241,431	11,531,462
Flexential Issuer(b)
Series 2021-1A Class A2
11/27/2051	3.250%		6,508,000	6,177,189
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goodgreen(b),(d)
Series 2018-1A Class A
10/15/2053	3.930%	2,967,905	2,772,858
Goodgreen Trust(b)
Series 2021-1A Class A
10/15/2056	2.660%	1,219,727	1,045,687
KKR CLO Ltd.(b),(c)
Series 2018 Class CR
3-month Term SOFR + 2.362% Floor 2.100% 07/18/2030	7.641%	3,500,000	3,501,309
KKR Static CLO I Ltd.(b),(c)
Series 2023-1A Class BR
3-month Term SOFR + 2.000% Floor 2.000% 07/20/2031	7.282%	7,625,000	7,629,689
LCM XXII Ltd.(b),(c)
Series 2018-22A Class A2R
3-month Term SOFR + 1.712% Floor 1.450% 10/20/2028	6.994%	3,497,569	3,499,734
Lunar Aircraft Ltd.(b)
Series 2020-1A Class A
02/15/2045	3.376%	4,273,593	4,094,529
Lunar Structured Aircraft Portfolio Notes(b)
Subordinated Series 2021-1 Class B
10/15/2046	3.432%	2,505,870	2,267,770
MAPS Trust(b)
Series 2021-1A Class A
06/15/2046	2.521%	1,907,169	1,777,423
Mountain View CLO LLC(b),(c)
Series 2017-2 Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/16/2031	7.248%	3,250,000	3,251,970
New Economy Assets Phase 1 Sponsor LLC(b)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	9,000,000	8,098,033
Octagon Investment Partners 31 Ltd.(b)
Series 2024-1A Class CRR
07/20/2030	6.850%	5,250,000	5,262,968
SEB Funding LLC(b)
Series 2024-1A Class A2
04/30/2054	7.386%	3,975,000	4,117,460
Stewart Park CLO Ltd.(b),(c)
Series 2015-1A Class CR
3-month Term SOFR + 2.062% Floor 1.800% 01/15/2030	7.363%	4,150,000	4,154,561

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stonepeak ABS(b)
Series 2021-1A Class AA
02/28/2033	2.301%	2,539,497	2,418,048
Switch ABS Issuer LLC(b)
Series 2024-2A Class A2
06/25/2054	5.436%	3,350,000	3,385,415
VB-S1 Issuer LLC(b)
Subordinated Series 2024-1A Class F
05/15/2054	8.871%	5,750,000	5,974,176
Total Asset-Backed Securities — Non-Agency (Cost $123,223,145)			121,553,032

Commercial Mortgage-Backed Securities - Non-Agency 4.3%

Arbor Realty Commercial Real Estate Notes Ltd.(b),(c)
Series 2021-FL1 Class A
1-month Term SOFR + 1.084% Floor 0.970% 12/15/2035	6.181%	1,197,760	1,190,887
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	6.561%	7,905,097	7,895,765
BANK(b)
Subordinated Series 2018-BN15 Class D
11/15/2061	3.000%	1,729,000	1,356,991
Subordinated Series 2019-BN17 Class D
04/15/2052	3.000%	2,215,000	1,780,337
BANK(b),(d)
Subordinated Series 2021-BN36 Class D
09/15/2064	2.500%	2,212,104	1,565,780
BANK5(d)
Subordinated Series 2024-5YR7 Class AS
06/15/2057	6.489%	5,979,000	6,315,434
Barclays Commercial Mortgage Trust(b)
Subordinated Series 2019-C5 Class D
11/15/2052	2.500%	2,360,754	1,839,427
BBCMS Mortgage Trust(d)
Series 2024-5C27 Class AS
07/15/2057	6.410%	7,672,000	8,120,859
BBCMS Mortgage Trust(b),(c)
Subordinated Series 2019-BWAY Class E
1-month Term SOFR + 2.964% Floor 2.850% 11/25/2034	8.061%	8,236,000	82,360
Benchmark Mortgage Trust(b),(d)
Subordinated Series 2018-B5 Class D
07/15/2051	3.252%	3,009,000	2,311,674
Benchmark Mortgage Trust(b)
Subordinated Series 2020-B16 Class D
02/15/2053	2.500%	4,287,000	3,144,172
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-B31 Class D
12/15/2054	2.250%	1,821,000	1,166,046
BX Trust(b)
Series 2019-OC11 Class C
12/09/2041	3.856%	3,439,000	3,201,543
Capital Automotive REIT(b)
Series 2024-2A Class A2
05/15/2054	5.250%	4,780,000	4,771,320
CSAIL Commercial Mortgage Trust(b)
Subordinated Series 2019-C15 Class D
03/15/2052	3.000%	3,555,000	2,793,016
CSMC Trust(b),(c)
Subordinated Series 2021-BHAR Class B
1-month Term SOFR + 1.264% Floor 1.500% 11/15/2038	6.361%	3,281,000	3,249,215
Fontainebleau Miami Beach Trust(b)
Series 2019-FBLU Class A
12/10/2036	3.144%	7,128,000	7,061,185
Fontainebleau Miami Beach Trust(b),(d)
Subordinated Series 2019-FBLU Class D
12/10/2036	4.095%	2,989,000	2,947,905
FS Commercial Mortgage Trust(b)
Series 2023-4SZN Class A
11/10/2039	7.066%	5,020,000	5,313,026
Greystone CRE Notes Ltd.(b),(c)
Series 2019-FL2 Class C
1-month Term SOFR + 2.114% Floor 2.000% 09/15/2037	7.211%	4,103,846	4,091,021
Series 2019-FL2 Class D
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2037	7.611%	3,969,000	3,944,194
Morgan Stanley Capital I Trust(b)
Subordinated Series 2018-H3 Class D
07/15/2051	3.000%	1,644,000	1,354,262
Subordinated Series 2020-L4 Class D
02/18/2053	2.500%	3,572,000	2,628,146
One Market Plaza Trust(b)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	4,773,817
ONNI Commerical Mortgage Trust(b),(d)
Series 2024-APT Class A
07/15/2039	5.753%	7,843,000	8,020,542
Shelter Growth CRE Issuer Ltd.(b),(c)
Series 2023-FL5 Class A
1-month Term SOFR + 2.754% Floor 2.754% 05/19/2038	7.715%	2,443,429	2,446,497
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
THPT Mortgage Trust(b),(d)
Series 2023-THL Class B
12/10/2034	7.924%	5,520,000	5,698,852
UBS Commercial Mortgage Trust(b),(d)
Subordinated Series 2018-C15 Class D
12/15/2051	5.310%	1,375,000	1,216,147
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $105,493,826)			100,280,420

Convertible Bonds 0.1%

Banking 0.1%
Bancolombia SA(e)
Subordinated
12/18/2029	4.625%	2,355,000	2,328,660
Total Convertible Bonds (Cost $2,307,192)			2,328,660

Corporate Bonds & Notes 33.1%

Aerospace & Defense 0.8%
Bombardier, Inc.(b)
07/01/2031	7.250%	2,366,000	2,504,204
06/01/2032	7.000%	1,835,000	1,919,107
GE Capital Funding LLC
05/15/2032	4.550%	2,400,000	2,400,825
L3Harris Technologies, Inc.
08/15/2054	5.500%	1,413,000	1,472,751
Northrop Grumman Corp.
06/01/2034	4.900%	1,419,000	1,450,494
05/01/2040	5.150%	1,320,000	1,341,444
RTX Corp.
03/15/2054	6.400%	1,565,000	1,846,799
Spirit AeroSystems, Inc.
06/15/2028	4.600%	716,000	683,909
TransDigm, Inc.(b)
08/15/2028	6.750%	2,597,000	2,675,434
03/01/2032	6.625%	2,700,000	2,814,077
Total			19,109,044
Agencies 0.1%
Tennessee Valley Authority
09/15/2031	1.500%	1,500,000	1,282,602
Airlines 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	6,371,455	6,352,643
Hawaiian Brand Intellectual Property Ltd.(b)
04/15/2029	11.000%	3,630,000	3,643,672
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(b)
06/20/2027	6.500%	4,152,500	4,204,270
Total			14,200,585
Apartment REIT 0.1%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	1,328,000	1,310,766
Automotive 1.2%
Aptiv PLC/Global Financing DAC(e)
12/15/2054	6.875%	4,426,000	4,469,970
Ford Motor Credit Co. LLC
05/17/2027	5.850%	2,530,000	2,576,421
06/10/2030	7.200%	3,240,000	3,490,687
03/08/2034	6.125%	2,350,000	2,378,807
General Motors Financial Co., Inc.
06/18/2031	5.600%	1,902,000	1,950,439
04/04/2034	5.950%	2,549,000	2,631,461
Hyundai Capital America(b)
01/16/2029	6.500%	817,000	876,100
09/21/2030	6.200%	1,540,000	1,660,029
Toyota Motor Credit Corp.
11/20/2030	5.550%	2,700,000	2,886,042
ZF North America Capital, Inc.(b)
04/23/2032	6.875%	4,978,000	4,990,035
Total			27,909,991
Banking 5.0%
Banco de Credito del Peru SA(b),(e)
Subordinated
03/10/2035	5.800%	3,260,000	3,259,395
Bank of America Corp.(e)
09/15/2029	5.819%	1,090,000	1,147,175
04/25/2034	5.288%	4,130,000	4,288,170
01/23/2035	5.468%	6,020,000	6,331,285
BNP Paribas SA(b),(e)
06/09/2026	2.219%	2,200,000	2,157,842
06/12/2029	5.335%	2,020,000	2,080,262
05/20/2030	5.497%	3,390,000	3,514,050
BPCE SA(b),(e)
10/19/2034	7.003%	1,735,000	1,945,659
Citibank NA
04/30/2026	5.438%	1,560,000	1,590,922
Citigroup, Inc.(e)
03/31/2031	4.412%	1,560,000	1,548,569
11/17/2033	6.270%	2,030,000	2,229,468
Subordinated
02/13/2035	5.827%	2,540,000	2,650,488

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Danske Bank A/S(b),(e)
03/01/2030	5.705%	1,475,000	1,536,332
Discover Bank
07/27/2026	3.450%	2,690,000	2,634,145
Fifth Third Bancorp.
Subordinated
03/01/2038	8.250%	3,850,000	4,849,285
Goldman Sachs Group, Inc. (The)(e)
10/24/2029	6.484%	4,945,000	5,325,365
04/25/2035	5.851%	3,691,000	3,966,598
Intesa Sanpaolo SpA(b)
07/14/2027	3.875%	2,500,000	2,454,405
Intesa Sanpaolo SpA(b),(e)
11/21/2033	8.248%	3,090,000	3,588,762
JPMorgan Chase & Co.(e)
07/24/2029	5.299%	2,970,000	3,072,523
10/23/2029	6.087%	5,265,000	5,608,487
01/23/2035	5.336%	1,385,000	1,448,109
04/22/2035	5.766%	4,717,000	5,079,198
07/22/2035	5.294%	1,952,000	2,036,428
Morgan Stanley(e)
04/20/2029	5.164%	2,124,000	2,182,906
11/01/2029	6.407%	1,540,000	1,654,990
11/01/2034	6.627%	4,615,000	5,222,503
04/19/2035	5.831%	972,000	1,043,673
Morgan Stanley Bank NA(e)
07/14/2028	4.968%	2,625,000	2,681,344
Nationwide Building Society(b)
07/29/2029	5.127%	4,605,000	4,742,702
Northern Trust Corp.(e)
Subordinated
05/08/2032	3.375%	4,798,000	4,672,787
Skandinaviska Enskilda Banken AB(b)
09/09/2026	1.200%	2,200,000	2,081,872
State Street Corp.(e)
11/04/2026	5.751%	2,495,000	2,528,603
Synchrony Bank
08/22/2025	5.400%	1,350,000	1,352,887
UBS Group Funding Switzerland AG(b)
09/24/2025	4.125%	1,071,000	1,068,073
US Bancorp(e)
10/21/2026	5.727%	2,495,000	2,526,202
Wells Fargo & Co.(e)
10/23/2029	6.303%	3,180,000	3,400,402
04/24/2034	5.389%	2,460,000	2,551,879
07/25/2034	5.557%	2,626,000	2,754,908
04/04/2051	5.013%	2,220,000	2,177,728
Total			116,986,381
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.9%
Charles Schwab Corp. (The)(e),(f)
	5.375%	5,615,000	5,609,258
Charles Schwab Corp. (The)(e)
11/17/2029	6.196%	1,276,000	1,362,871
08/24/2034	6.136%	1,170,000	1,279,178
CI Financial Corp.(b)
05/30/2029	7.500%	3,340,000	3,484,424
Intercontinental Exchange, Inc.
09/01/2028	3.625%	6,930,000	6,785,797
Janus Henderson US Holdings, Inc.(b)
09/10/2034	5.450%	1,535,000	1,527,904
Total			20,049,432
Building Materials 0.8%
Builders FirstSource, Inc.(b)
03/01/2030	5.000%	5,888,000	5,778,385
03/01/2034	6.375%	3,818,000	3,965,606
Cornerstone Building Brands, Inc.(b)
08/15/2029	9.500%	866,000	889,788
CRH America Finance, Inc.
05/21/2034	5.400%	1,918,000	1,998,696
Louisiana-Pacific Corp.(b)
03/15/2029	3.625%	1,806,000	1,716,162
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	462,000	479,404
Standard Industries, Inc.(b)
07/15/2030	4.375%	2,646,000	2,501,065
Summit Materials LLC/Finance Corp.(b)
01/15/2031	7.250%	1,645,000	1,742,876
Total			19,071,982
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(b)
02/01/2032	4.750%	2,775,000	2,440,312
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	1,090,000	1,128,379
04/01/2038	5.375%	3,195,000	2,920,606
Comcast Corp.
03/01/2026	3.150%	2,120,000	2,090,736
11/01/2056	2.937%	4,640,000	3,031,208
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	6,450,000	6,234,859
Time Warner Cable LLC
05/01/2037	6.550%	3,565,000	3,531,033
Total			21,377,133
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Braskem Netherlands Finance BV(b)
01/10/2028	4.500%	1,171,000	1,102,565
Dow Chemical Co. (The)
11/15/2042	4.375%	850,000	750,409
Huntsman International LLC
10/15/2034	5.700%	1,975,000	1,958,822
LYB International Finance III LLC
03/01/2034	5.500%	1,850,000	1,925,908
Total			5,737,704
Construction Machinery 0.4%
AGCO Corp.
03/21/2034	5.800%	1,893,000	1,979,790
Ashtead Capital, Inc.(b)
10/15/2033	5.950%	3,333,000	3,510,584
Terex Corp.(b),(g)
10/15/2032	6.250%	640,000	640,000
United Rentals North America, Inc.(b)
12/15/2029	6.000%	2,290,000	2,361,718
Total			8,492,092
Consumer Products 0.5%
Mattel, Inc.(b)
04/01/2029	3.750%	7,355,000	7,039,066
Perrigo Finance Unlimited Co.
09/30/2032	6.125%	2,095,000	2,113,640
Tempur Sealy International, Inc.(b)
10/15/2031	3.875%	3,276,000	2,918,186
Total			12,070,892
Diversified Manufacturing 0.6%
Chart Industries, Inc.(b)
01/01/2030	7.500%	4,858,000	5,122,177
Honeywell International, Inc.
03/01/2054	5.250%	1,885,000	1,965,645
Ingersoll Rand, Inc.
08/14/2033	5.700%	1,333,000	1,428,114
Nordson Corp.
12/15/2029	4.500%	3,140,000	3,151,690
Siemens Financieringsmaatschappij NV(b)
03/11/2026	1.200%	2,200,000	2,117,119
Westinghouse Air Brake Technologies Corp.
03/11/2034	5.611%	1,297,000	1,370,282
Total			15,155,027
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.8%
Arizona Public Service Co.
08/15/2034	5.700%	1,846,000	1,949,921
Baltimore Gas and Electric Co.
06/01/2054	5.650%	2,745,000	2,952,673
Black Hills Corp.
01/15/2035	6.000%	1,324,000	1,410,872
Commonwealth Edison Co.
06/15/2026	2.550%	2,120,000	2,066,657
02/01/2053	5.300%	922,000	945,491
Dominion Energy, Inc.
08/01/2041	4.900%	1,890,000	1,786,818
DTE Energy Co.
06/01/2034	5.850%	1,888,000	2,027,551
Duke Energy Corp.
08/15/2052	5.000%	1,540,000	1,458,002
06/15/2054	5.800%	2,500,000	2,635,209
Duke Energy Florida LLC
06/15/2030	1.750%	1,845,000	1,612,183
Duke Energy Progress LLC
12/01/2044	4.150%	3,525,000	3,096,936
03/15/2053	5.350%	850,000	878,967
Emera, Inc.(e)
Junior Subordinated
06/15/2076	6.750%	3,445,000	3,481,353
FEL Energy VI Sarl(b)
12/01/2040	5.750%	3,132,372	2,969,690
Florida Power & Light Co.
02/01/2042	4.125%	4,195,000	3,788,319
Indianapolis Power & Light Co.(b)
04/01/2054	5.700%	983,000	1,047,917
MidAmerican Energy Co.
09/15/2054	5.850%	5,042,000	5,615,472
Northern States Power Co.
04/01/2052	3.200%	1,685,000	1,230,964
05/15/2053	5.100%	1,790,000	1,808,698
NRG Energy, Inc.(b)
12/02/2025	2.000%	5,835,000	5,629,022
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	4,145,000	3,285,943
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,090,000	923,316
Palomino Funding Trust I(b)
05/17/2028	7.233%	1,650,000	1,769,787
PECO Energy Co.
08/15/2052	4.375%	2,400,000	2,161,306

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Enterprise Group, Inc.
10/15/2033	6.125%	3,162,000	3,443,832
Union Electric Co.
03/15/2053	5.450%	1,670,000	1,743,839
01/15/2054	5.250%	1,010,000	1,025,607
Vistra Operations Co. LLC(b)
04/15/2032	6.875%	1,733,000	1,824,356
04/15/2034	6.000%	936,000	999,267
Total			65,569,968
Environmental 0.1%
Waste Connections, Inc.
06/01/2032	3.200%	2,501,000	2,285,786
Finance Companies 2.0%
Air Lease Corp.
07/15/2031	5.200%	1,311,000	1,340,738
Aircastle Ltd.(b),(e),(f)
	5.250%	4,500,000	4,467,646
Aircastle Ltd.(b)
02/15/2029	5.950%	2,395,000	2,479,964
10/01/2031	5.750%	967,000	993,918
Ares Capital Corp.
07/15/2029	5.950%	2,835,000	2,910,877
Ares Strategic Income Fund(b)
08/15/2029	6.350%	3,245,000	3,313,991
Avolon Holdings Funding Ltd.(b)
05/04/2028	6.375%	1,710,000	1,786,083
03/01/2029	5.750%	2,305,000	2,372,658
Blackstone Private Credit Fund(b)
09/26/2027	4.950%	3,032,000	3,004,740
11/27/2028	7.300%	868,000	923,967
07/16/2029	5.950%	800,000	814,166
Blue Owl Credit Income Corp.
01/15/2029	7.750%	3,430,000	3,660,070
Blue Owl Credit Income Corp.(b)
09/15/2029	6.600%	1,400,000	1,435,981
Fortress Transportation and Infrastructure Investors LLC(b)
06/15/2032	7.000%	3,520,000	3,694,627
Freedom Mortgage Holdings LLC(b)
02/01/2029	9.250%	2,280,000	2,371,838
Golub Capital BDC, Inc.
12/05/2028	7.050%	2,822,000	2,976,020
Golub Capital Private Credit Fund(b)
09/12/2029	5.800%	2,236,000	2,227,973
OneMain Finance Corp.
05/15/2031	7.500%	1,155,000	1,189,282
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Owl Rock Capital Corp.
07/15/2026	3.400%	1,788,000	1,730,933
PennyMac Financial Services, Inc.(b)
11/15/2030	7.125%	3,424,000	3,547,689
Springleaf Finance Corp.
03/15/2026	7.125%	708,000	723,311
Total			47,966,472
Food and Beverage 0.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	5,045,000	5,063,248
JDE Peet’s NV(b)
09/24/2031	2.250%	3,595,000	3,008,138
Kraft Heinz Foods Co.
06/04/2042	5.000%	1,900,000	1,855,590
Mars, Inc.(b)
04/01/2039	3.875%	731,000	655,028
Total			10,582,004
Gaming 0.9%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	2,616,000	2,489,406
02/15/2032	6.500%	1,695,000	1,753,164
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,155,000	1,160,051
International Game Technology PLC(b)
01/15/2029	5.250%	6,160,000	6,133,975
Scientific Games International, Inc.(b)
11/15/2029	7.250%	4,881,000	5,049,656
VICI Properties LP
04/01/2034	5.750%	1,960,000	2,054,499
04/01/2054	6.125%	780,000	817,692
VICI Properties LP/Note Co., Inc.(b)
08/15/2030	4.125%	2,770,000	2,628,423
Total			22,086,866
Health Care 1.9%
CVS Health Corp.
06/01/2034	5.700%	2,454,000	2,559,375
06/01/2044	6.000%	2,630,000	2,720,629
02/21/2053	5.625%	795,000	784,402
HCA, Inc.
04/01/2031	5.450%	1,344,000	1,399,997
06/01/2053	5.900%	2,080,000	2,170,466
Icon Investments Six DAC
05/08/2034	6.000%	2,004,000	2,130,846
IQVIA, Inc.(b)
05/15/2027	5.000%	3,430,000	3,408,774
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.
02/01/2029	6.250%	2,847,000	3,026,898
Kaiser Foundation Hospitals
06/01/2051	3.002%	1,575,000	1,129,267
Medline Borrower LP/Co-Issuer, Inc.(b)
04/01/2029	6.250%	4,012,000	4,137,222
Novant Health, Inc.
11/01/2051	3.168%	1,880,000	1,356,040
Select Medical Corp.(b)
08/15/2026	6.250%	4,270,000	4,297,160
Sotera Health Holdings LLC(b)
06/01/2031	7.375%	3,042,000	3,161,851
Star Parent, Inc.(b)
10/01/2030	9.000%	3,033,000	3,258,671
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	2,260,000	2,358,929
Tenet Healthcare Corp.
11/01/2027	5.125%	1,731,000	1,725,874
10/01/2028	6.125%	1,265,000	1,275,481
Universal Health Services, Inc.
10/15/2034	5.050%	2,928,000	2,874,374
Total			43,776,256
Healthcare Insurance 0.5%
Centene Corp.
12/15/2029	4.625%	3,567,000	3,492,190
Humana, Inc.
04/15/2054	5.750%	1,426,000	1,458,533
UnitedHealth Group, Inc.
07/15/2044	5.500%	2,761,000	2,920,800
04/15/2053	5.050%	3,380,000	3,355,154
Total			11,226,677
Home Construction 0.2%
DR Horton, Inc.
10/15/2034	5.000%	1,984,000	2,009,019
KB Home
11/15/2029	4.800%	2,605,000	2,578,576
Total			4,587,595
Independent Energy 1.5%
3R Lux SARL(b)
02/05/2031	9.750%	2,342,000	2,471,232
Antero Resources Corp.(b)
02/01/2029	7.625%	1,693,000	1,745,941
Chesapeake Energy Corp.(b)
04/15/2029	6.750%	2,454,000	2,500,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
03/15/2033	6.250%	2,140,000	2,308,115
04/18/2034	5.400%	1,862,000	1,900,573
04/18/2054	5.750%	1,000,000	1,007,506
Encino Acquisition Partners Holdings LLC(b)
05/01/2031	8.750%	2,300,000	2,419,224
EQT Corp.(b)
05/15/2031	3.625%	1,530,000	1,403,756
Marathon Oil Corp.
04/01/2034	5.700%	2,210,000	2,370,877
Matador Resources Co.(b)
04/15/2032	6.500%	1,700,000	1,696,522
04/15/2033	6.250%	684,000	673,823
MEG Energy Corp.(b)
02/01/2029	5.875%	2,515,000	2,460,273
Occidental Petroleum Corp.
09/01/2030	6.625%	1,779,000	1,918,556
01/01/2032	5.375%	2,865,000	2,908,755
09/15/2036	6.450%	1,010,000	1,090,530
SM Energy Co.
09/15/2026	6.750%	2,825,000	2,825,303
Southwestern Energy Co.
03/15/2030	5.375%	3,702,000	3,689,890
Total			35,391,602
Integrated Energy 0.1%
BP Capital Markets America, Inc.
06/17/2041	3.060%	1,720,000	1,335,663
Shell International Finance BV
05/11/2045	4.375%	1,200,000	1,089,886
Total			2,425,549
Leisure 0.1%
Carnival Corp.(b)
08/01/2028	4.000%	1,810,000	1,747,260
Royal Caribbean Cruises Ltd.(b)
02/01/2033	6.000%	1,703,000	1,745,897
Total			3,493,157
Life Insurance 0.7%
Athene Global Funding(b)
07/11/2031	5.526%	1,910,000	1,962,933
Athene Holding Ltd.
04/01/2054	6.250%	1,625,000	1,728,436
CNO Financial Group, Inc.
06/15/2034	6.450%	1,808,000	1,909,301
Corebridge Financial, Inc.
01/15/2034	5.750%	1,145,000	1,207,034

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Corebridge Financial, Inc.(e)
09/15/2054	6.375%	2,935,000	2,963,878
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	1,390,000	1,472,895
Pricoa Global Funding I(b)
08/27/2031	4.650%	2,850,000	2,886,632
Prudential Financial, Inc.(e)
03/15/2054	6.500%	2,400,000	2,575,483
Total			16,706,592
Lodging 0.1%
Marriott International, Inc.
05/15/2034	5.300%	1,330,000	1,370,597
Media and Entertainment 0.3%
Meta Platforms, Inc.
08/15/2054	5.400%	1,800,000	1,884,874
TEGNA, Inc.(b)
03/15/2026	4.750%	4,534,000	4,481,168
Total			6,366,042
Metals and Mining 0.6%
Cleveland-Cliffs, Inc.(b)
04/15/2030	6.750%	1,137,000	1,156,138
03/15/2032	7.000%	4,724,000	4,776,579
CSN Islands XI Corp.(b)
01/28/2028	6.750%	747,000	723,457
CSN Resources SA(b)
06/10/2031	4.625%	1,820,000	1,476,479
Glencore Funding LLC(b)
10/06/2033	6.500%	1,130,000	1,246,921
04/04/2034	5.634%	930,000	970,976
04/04/2054	5.893%	605,000	636,766
Minera Mexico SA de CV(b)
01/26/2050	4.500%	668,000	545,791
Newmont Corp./Newcrest Finance Pty Ltd.
03/15/2034	5.350%	2,685,000	2,815,931
Usiminas International Sarl(b)
07/18/2026	5.875%	276,000	274,975
Total			14,624,013
Midstream 1.2%
AltaGas Ltd.(b),(e)
Junior Subordinated
10/15/2054	7.200%	2,339,000	2,387,285
Cheniere Energy, Inc.
10/15/2028	4.625%	2,700,000	2,683,787
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Columbia Pipelines Holding Co. LLC(b)
01/15/2034	5.681%	3,040,000	3,135,700
Columbia Pipelines Operating Co. LLC(b)
11/15/2033	6.036%	2,400,000	2,565,943
Energy Transfer LP
12/01/2033	6.550%	3,829,000	4,228,631
Energy Transfer Partners LP
12/15/2045	6.125%	2,230,000	2,323,898
EnLink Midstream LLC
09/01/2034	5.650%	558,000	576,663
Greensaif Pipelines Bidco Sarl(b)
02/23/2036	5.853%	4,579,000	4,740,278
Northern Natural Gas Co.(b)
02/01/2054	5.625%	1,005,000	1,044,941
South Bow USA Infrastructure Holdings LLC(b)
10/01/2034	5.584%	1,750,000	1,768,022
Sunoco LP(b)
05/01/2029	7.000%	1,754,000	1,833,640
Total			27,288,788
Natural Gas 0.3%
Engie SA(b)
04/10/2054	5.875%	3,180,000	3,318,173
Sempra Energy
06/15/2027	3.250%	3,200,000	3,115,687
Total			6,433,860
Office REIT 0.2%
Highwoods Realty LP
04/15/2029	4.200%	4,335,000	4,189,088
Oil Field Services 0.0%
Yinson Boronia Production BV(b)
07/31/2042	8.947%	844,000	902,187
Other Financial Institutions 0.2%
Encore Capital Group, Inc.(b)
04/01/2029	9.250%	4,071,000	4,384,911
Other REIT 1.3%
American Assets Trust LP
10/01/2034	6.150%	3,080,000	3,114,406
Cousins Properties LP
10/01/2034	5.875%	2,961,000	3,038,532
EPR Properties
04/15/2028	4.950%	3,375,000	3,345,885
08/15/2029	3.750%	715,000	668,746
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	5,135,000	5,123,456
02/01/2027	4.250%	5,948,000	5,798,559
06/15/2029	4.750%	4,815,000	4,705,147
LXP Industrial Trust
11/15/2028	6.750%	1,120,000	1,198,162
Prologis Targeted US Logistics Fund LP(b)
01/15/2035	5.250%	1,283,000	1,311,446
Trust Fibra Uno(b)
01/15/2030	4.869%	2,555,000	2,367,808
Total			30,672,147
Packaging 0.1%
Sonoco Products Co.
09/01/2029	4.600%	986,000	981,379
09/01/2034	5.000%	1,868,000	1,842,586
Total			2,823,965
Paper 0.1%
Suzano Austria GmbH
01/15/2031	3.750%	1,763,000	1,624,526
01/15/2032	3.125%	1,390,000	1,208,811
Total			2,833,337
Pharmaceuticals 0.8%
AbbVie, Inc.
11/21/2026	2.950%	2,060,000	2,016,816
03/15/2044	5.350%	1,768,000	1,865,677
03/15/2054	5.400%	1,014,000	1,075,304
Amgen, Inc.
03/02/2053	5.650%	3,100,000	3,262,170
Bristol-Myers Squibb Co.
02/22/2044	5.500%	1,000,000	1,059,217
02/22/2054	5.550%	2,640,000	2,799,503
Eli Lilly & Co.
02/09/2054	5.000%	1,419,000	1,442,541
Endo Finance Holdings, Inc.(b)
04/15/2031	8.500%	2,066,000	2,214,183
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	3,125,000	3,144,640
Total			18,880,051
Property & Casualty 0.4%
Essent Group Ltd.
07/01/2029	6.250%	5,630,000	5,872,171
NMI Holdings, Inc.
08/15/2029	6.000%	3,390,000	3,488,847
Total			9,361,018
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.3%
Burlington Northern Santa Fe LLC
04/15/2054	5.200%	1,098,000	1,134,649
03/15/2055	5.500%	3,110,000	3,354,664
Union Pacific Corp.
08/15/2039	3.550%	3,365,000	2,938,580
Total			7,427,893
Retail REIT 0.4%
Essential Properties LP
07/15/2031	2.950%	2,115,000	1,840,931
Realty Income Corp.
09/01/2054	5.375%	2,196,000	2,234,634
Simon Property Group LP
09/26/2034	4.750%	1,897,000	1,881,007
STORE Capital Corp.
03/15/2028	4.500%	2,844,000	2,790,211
11/18/2030	2.750%	382,000	333,920
12/01/2031	2.700%	153,000	129,947
Total			9,210,650
Retailers 0.7%
AutoZone, Inc.
07/15/2029	5.100%	1,154,000	1,188,708
11/01/2033	6.550%	1,330,000	1,487,641
Cencosud SA(b)
05/28/2031	5.950%	2,124,000	2,214,407
Home Depot, Inc. (The)
06/25/2054	5.300%	1,616,000	1,698,586
Lowe’s Companies, Inc.
04/15/2053	5.625%	2,155,000	2,242,446
Tapestry, Inc.
11/27/2028	7.350%	1,805,000	1,896,782
11/27/2033	7.850%	2,150,000	2,326,579
Target Corp.
09/15/2034	4.500%	1,347,000	1,346,696
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,035,000	995,903
08/15/2029	8.125%	1,120,000	1,118,035
Total			16,515,783
Supermarkets 0.2%
Kroger Co. (The)
09/15/2031	4.900%	3,860,000	3,884,912
Technology 1.4%
Foundry JV Holdco LLC(b)
01/25/2030	5.900%	2,760,000	2,857,937

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genpact Luxembourg SARL/Genpact USA, Inc.
06/04/2029	6.000%	3,065,000	3,205,272
Hewlett Packard Enterprise Co.
10/15/2029	4.550%	2,795,000	2,786,078
10/15/2031	4.850%	1,863,000	1,857,967
10/15/2054	5.600%	1,885,000	1,850,180
Intel Corp.
11/15/2029	2.450%	1,925,000	1,730,916
Kyndryl Holdings, Inc.
10/15/2031	3.150%	2,110,000	1,855,344
10/15/2041	4.100%	1,300,000	1,048,338
Microsoft Corp.
09/15/2050	2.500%	1,910,000	1,293,648
Open Text Corp.(b)
12/01/2027	6.900%	1,462,000	1,542,801
Open Text Holdings, Inc.(b)
12/01/2031	4.125%	1,440,000	1,323,172
Oracle Corp.
04/01/2040	3.600%	2,793,000	2,322,948
09/27/2054	5.375%	1,840,000	1,841,968
09/27/2064	5.500%	1,535,000	1,528,901
Sensata Technologies, Inc.(b)
07/15/2032	6.625%	2,145,000	2,235,413
SS&C Technologies, Inc.(b)
06/01/2032	6.500%	2,603,000	2,690,626
Total			31,971,509
Transportation Services 0.2%
GXO Logistics, Inc.
05/06/2029	6.250%	2,870,000	3,019,930
05/06/2034	6.500%	1,377,000	1,465,373
United Parcel Service, Inc.
05/22/2054	5.500%	1,210,000	1,292,476
Total			5,777,779
Wireless 0.5%
Sprint Capital Corp.
11/15/2028	6.875%	1,873,000	2,044,197
03/15/2032	8.750%	3,770,000	4,683,671
United States Cellular Corp.
12/15/2033	6.700%	5,072,000	5,645,972
Total			12,373,840
Wirelines 0.4%
AT&T, Inc.
09/15/2053	3.500%	4,835,000	3,550,828
Frontier Communications Holdings LLC(b)
03/15/2031	8.625%	624,000	673,194
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
12/01/2030	7.750%	3,281,000	3,884,652
10/30/2056	2.987%	3,615,000	2,371,731
Total			10,480,405
Total Corporate Bonds & Notes (Cost $760,254,503)			776,624,930

Foreign Government Obligations(h) 1.0%

Brazil 0.1%
Centrais Eletricas Brasileiras SA(b)
01/11/2035	6.500%	2,112,000	2,118,806
Canada 0.1%
Antares Holdings LP(b)
01/15/2027	2.750%	1,876,000	1,754,149
Chile 0.1%
Chile Government International Bond
01/05/2054	5.330%	2,300,000	2,331,109
Colombia 0.1%
Colombia Government International Bond
11/14/2035	8.000%	720,000	768,052
Ecopetrol SA
05/28/2045	5.875%	3,160,000	2,376,717
Total			3,144,769
Mexico 0.5%
Comision Federal de Electricidad(b)
01/24/2035	6.450%	2,042,000	2,032,044
FIEMEX Energia - Banco Actinver SA Institucion de Banca(b)
01/31/2041	7.250%	2,167,000	2,262,348
Petroleos Mexicanos
01/28/2031	5.950%	2,205,000	1,908,252
02/07/2033	10.000%	4,890,000	5,179,125
Total			11,381,769
Panama 0.1%
Panama Government International Bond
01/31/2036	6.875%	1,591,000	1,670,873
04/01/2056	4.500%	2,000,000	1,439,910
Total			3,110,783
Total Foreign Government Obligations (Cost $23,050,330)			23,841,385

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Municipal Bonds 1.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	1,672,906
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%	1,255,000	912,479
Total			2,585,385
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,802,407
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,149,856
Total			2,952,263
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	709,186
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	960,580
Total			1,669,766
Municipal Power 0.1%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	1,635,000	1,722,206
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,007,569
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 0.0%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2020F Escrowed to Maturity
02/15/2043	3.190%	1,265,000	1,061,332
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,764,689
State Appropriated 0.1%
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,858,700
State General Obligation 0.1%
State of California
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,293,214
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	4,050,945
Turnpike / Bridge / Toll Road 0.2%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	1,984,880
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	2,098,693
Total			4,083,573
Total Municipal Bonds (Cost $30,993,080)			27,049,642

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency 34.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(i)
CMO Series 2023-39 Class AI
07/25/2052	2.000%	51,513,184	6,343,333
Federal Home Loan Mortgage Corp.
06/01/2036- 08/01/2051	2.000%	20,049,659	17,648,091
02/01/2038- 01/01/2053	6.000%	29,185,562	29,964,706
02/01/2049- 05/01/2052	3.500%	22,426,964	21,162,436
10/01/2050- 05/01/2051	2.500%	15,418,501	13,447,167
07/01/2051- 02/01/2052	3.000%	26,824,788	24,257,112
05/01/2052- 06/01/2052	4.000%	31,810,511	30,791,855
07/01/2052- 08/01/2052	5.000%	11,178,071	11,238,617
10/01/2052	4.500%	27,613,899	27,165,033
12/01/2052- 04/01/2054	5.500%	15,743,980	16,015,703
11/01/2053	6.500%	10,266,087	10,613,405
Federal National Mortgage Association
12/01/2033- 05/01/2054	6.000%	31,544,106	32,337,534
05/01/2036- 03/01/2052	2.000%	46,198,317	40,875,159
12/01/2036- 03/01/2052	2.500%	85,819,995	75,546,708
04/01/2039- 09/01/2052	4.500%	12,907,057	12,880,520
05/01/2039- 01/01/2053	6.500%	17,120,382	17,724,194
12/01/2040- 06/01/2052	3.500%	59,017,688	55,538,721
08/01/2041- 05/01/2052	4.000%	34,515,153	33,370,093
05/01/2050- 06/01/2052	3.000%	46,202,040	41,931,993
08/01/2052- 01/01/2053	5.000%	50,567,171	50,697,164
10/01/2052- 03/01/2054	5.500%	48,809,420	49,478,377
Federal National Mortgage Association(c)
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.172% 03/01/2047	3.172%	788,976	768,088
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.100% 04/01/2047	3.100%	695,398	676,602
CMO Series 2005-106 Class UF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 7.000% 11/25/2035	5.695%	180,974	180,429
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
02/15/2040- 10/20/2052	4.500%	44,210,639	43,823,265
03/15/2040	5.000%	356,014	366,131
11/20/2040- 09/20/2052	4.000%	22,398,478	21,673,970
06/20/2042- 06/20/2051	3.500%	4,056,358	3,845,091
05/20/2050- 07/20/2051	3.000%	20,104,597	18,346,256
10/20/2050	2.000%	28,534,977	24,220,429
11/20/2050- 02/20/2051	2.500%	20,535,029	17,986,260
04/20/2053	5.500%	12,189,590	12,322,067
Government National Mortgage Association TBA(g)
10/23/2053	2.500%	19,181,000	16,902,518
10/21/2054	5.000%	10,253,000	10,269,417
Uniform Mortgage-Backed Security TBA(g)
10/15/2054	4.000%	22,239,000	21,355,743
Total Residential Mortgage-Backed Securities - Agency (Cost $808,911,300)			811,764,187

Residential Mortgage-Backed Securities - Non-Agency 5.6%

Angel Oak Mortgage Trust(b),(d)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,741,515
CMO Series 2024-3 Class A1
11/26/2068	4.800%	2,566,295	2,551,647
BRAVO Residential Funding Trust(b),(d)
CMO Series 2024-CES1 Class A1A
03/25/2054	6.548%	1,968,934	1,998,115
CMO Series 2024-NQM1 Class A2
12/01/2063	6.096%	2,202,427	2,224,515
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	7,218,291	7,331,605
Chase Home Lending Mortgage Trust(b),(d)
CMO Series 2024-6 Class A4
05/25/2055	6.000%	5,623,685	5,665,141
CHNGE Mortgage Trust(b),(d)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	3,826,548	3,822,154
Citigroup Mortgage Loan Trust(b),(d)
CMO Series 2024-1 Class A7A
07/25/2054	6.000%	8,182,683	8,237,650
COLT Mortgage Loan Trust(b),(d)
CMO Series 2024-4 Class A2
07/25/2069	6.202%	7,788,743	7,898,668
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(b),(c)
CMO Series 2023-R05 Class 1M1
30-day Average SOFR + 1.900% Floor 1.900% 06/25/2043	7.180%	2,074,490	2,095,437
Eagle RE Ltd.(b),(c)
CMO Series 2023-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/26/2033	7.280%	3,650,000	3,655,943
Freddie Mac Structured Agency Credit Risk Debt Notes(b),(c)
CMO Series 2023-HQA2 Class M1A
30-day Average SOFR + 2.000% 06/25/2043	7.280%	2,787,912	2,801,934
Home Re Ltd.(b),(c)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.130%	426,669	427,427
JPMorgan Mortgage Trust(d)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.170%	149,869	145,545
CMO Series 2006-A4 Class 3A1
06/25/2036	4.515%	738,044	504,914
JPMorgan Mortgage Trust(b),(d)
CMO Series 2024-5 Class A6
11/25/2054	6.000%	7,668,317	7,706,840
CMO Series 2024-6 Class A6
12/25/2054	6.000%	4,506,687	4,530,014
MFA Trust(b),(d)
CMO Series 2023-NQM3 Class A1
07/25/2068	6.617%	8,153,083	8,266,799
CMO Series 2024-NQM1 Class A1
03/25/2069	6.579%	1,586,131	1,619,844
CMO Series 2024-NQM1 Class A2
03/25/2069	6.832%	5,223,970	5,315,944
OBX Trust(b),(d)
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	5,975,877	6,086,010
PRKCM Trust(b),(d)
CMO Series 2024-HOME1 Class A1
05/25/2059	6.431%	4,229,007	4,318,858
RCKT Mortgage Trust(b),(d)
CMO Series 2024-CES4 Class A1A
06/25/2044	6.147%	6,341,264	6,457,263
Sequoia Mortgage Trust(b),(d)
CMO Series 2024-6 Class A11
07/27/2054	6.000%	7,608,513	7,640,201
Towd Point Mortgage Trust(b),(d)
CMO Series 2024-CES1 Class A1A
01/25/2064	5.848%	5,983,227	6,044,856
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(b),(d)
CMO Series 2022-INV1 Class A2
08/25/2067	5.802%	3,641,419	3,635,421
CMO Series 2024-4 Class A1
06/25/2069	6.218%	4,051,631	4,123,107
CMO Series 2024-5 Class A1
06/25/2069	6.192%	11,060,280	11,263,364
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	137,262	133,783
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $129,999,264)			131,244,514

U.S. Treasury Obligations 11.8%

U.S. Treasury(j)
02/15/2025	1.500%	19,000,000	18,789,219
08/15/2051	2.000%	3,000,000	1,932,188
U.S. Treasury
01/15/2027	4.000%	24,000,000	24,200,625
05/15/2027	4.500%	20,000,000	20,451,563
05/31/2029	4.500%	5,000,000	5,200,391
08/31/2029	3.625%	18,500,000	18,557,812
05/15/2030	0.625%	14,000,000	11,887,969
10/31/2030	4.875%	17,000,000	18,144,844
11/30/2030	4.375%	10,300,000	10,716,023
06/30/2031	4.250%	4,000,000	4,141,875
08/31/2031	3.750%	3,000,000	3,016,406
02/15/2039	3.500%	5,500,000	5,248,203
11/15/2040	1.375%	3,000,000	2,035,781
05/15/2041	2.250%	5,000,000	3,875,781
08/15/2041	3.750%	4,500,000	4,336,875
02/15/2042	2.375%	9,500,000	7,399,609
05/15/2042	3.250%	8,500,000	7,558,359
08/15/2042	3.375%	7,000,000	6,318,594
08/15/2043	4.375%	9,000,000	9,255,938
11/15/2043	4.750%	25,700,000	27,731,906
02/15/2044	3.625%	900,000	830,391
02/15/2044	4.500%	14,500,000	15,129,844
05/15/2044	4.625%	13,000,000	13,782,031
11/15/2044	3.000%	15,000,000	12,515,625
05/15/2045	3.000%	6,000,000	4,989,375
11/15/2047	2.750%	3,000,000	2,336,250
08/15/2053	4.125%	6,000,000	5,976,563
11/15/2053	4.750%	10,000,000	11,048,437
Total U.S. Treasury Obligations (Cost $279,593,544)			277,408,477

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(k),(l)	107,191,231	107,180,512
Total Money Market Funds (Cost $107,172,997)		107,180,512
Total Investments in Securities (Cost: $2,370,999,181)		2,379,275,759
Other Assets & Liabilities, Net		(35,230,526)
Net Assets		2,344,045,233
At September 30, 2024, securities and/or cash totaling $19,423,525 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,773,260 CAD	4,256,003 USD	JPMorgan	12/18/2024	—	(21,396)
1,004,011 USD	1,360,069 CAD	JPMorgan	12/18/2024	3,662	—
Total				3,662	(21,396)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	518	12/2024	USD	64,329,125	—	(146,221)
U.S. Treasury 10-Year Note	344	12/2024	USD	39,312,750	809	—
U.S. Treasury 2-Year Note	809	12/2024	USD	168,467,930	—	(126,890)
U.S. Treasury 5-Year Note	2,677	12/2024	USD	294,156,290	196,243	—
U.S. Treasury Ultra Bond	45	12/2024	USD	5,989,219	—	(107,258)
Total					197,052	(380,369)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(75)	12/2024	USD	(8,872,266)	15,810	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $652,824,278, which represents 27.85% of total net assets.

(c)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(f)	Perpetual security with no specified maturity date.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2024.
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	92,614,637	744,694,778	(730,132,149)	3,246	107,180,512	4,728	3,121,456	107,191,231
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – American Century Diversified Bond Fund  | 2024

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